SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years	10 years	10 years
Depreciation rate	10.00%	10.00%	10.00%	10.00%
Photography and Videography Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years	5 years	5 years
Depreciation rate	20.00%	20.00%	20.00%	20.00%